GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Changes in goodwill [abstract]
Summary of Reconciliation of Goodwill and Goodwill Allocation
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2022		$1,526
Acquisitions through business combinations	3	340
Disposal	4	(18)
Adjustments to purchase equation	3	(54)
Foreign exchange and other		150
Balance, as at December 31, 2023		1,944
Adjustments to purchase equation	3	118
Acquisitions through business combinations	3	3,556
Disposal	4	(63)
Foreign exchange and other		(121)
Balance, as at December 31, 2024		$5,434
Goodwill is allocated to the following CGUs or group of CGUs:

(MILLIONS)	2024	2023
Value-in-use method
Europe Utility-scale Solar(1)(3)	$1,111	$78
Europe Wind(1)(3)	538	38
Europe Storage(1)(3)	473	111
U.S. Utility-scale Solar	307	307
U.S. Distributed Generation(2)	351	350
U.S Wind	9	9
Chile Distributed Generation	16	16
Latin America Solar(3)	241	—
Latin America Storage(3)	70	—
APAC Wind(3)(4)	1,030	86
APAC Solar(3)(4)	193	77
APAC Storage(3)	377	—
APAC Distributed Generation(4)	26	18
	4,742	1,090
Fair value less costs of disposal
Europe Wind	—	47
Europe Utility-scale Solar	82	103
	82	150
Colombia Hydroelectric(5)	610	704
	$5,434	$1,944
(1)Includes $40 million (2023: $10 million) in solar, $73 million (2023: $38 million) in wind, and $139 million (2023: $111 million) in storage of goodwill related to a leading independent U.K. renewables developer with 260 MW onshore wind assets, 800 MW near-term development and another 3 GW of later stage projects acquired in 2023, and $64 million (2023: $68 million) of goodwill related to a 1.7 GW portfolio of utility-scale solar development assets in Germany acquired in 2022.
(2)Includes $115 million (2023: $115 million) of goodwill related to 360 MW of operating and 700 MW of development business acquired in 2021, $236 million (2023: $235 million) related to the acquisition of an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets and an 1.8 GW of development pipeline in the United States acquired in 2022.
(3)Includes $1,386 million (2023: nil) in wind, $1,338 million (2023: nil) in solar, and $781 million (2023: nil) in battery storage of goodwill related to Neoen, a leading global renewables developer headquartered in France with 8 GW of operating and in construction renewable power and energy storage assets, as well as a 20 GW development pipeline acquired in 2024.
(4)Includes $100 million (2023: $86 million) in wind, $80 million (2023: $77 million) in solar, and $22 million (2023: $18 million) in distributed generation of goodwill related to a leading renewables developer with 4.5 GW of operating and under construction renewable power and energy storage assets acquired in 2023. Includes $9 million (2023: nil) of wind and $14 million (2023: nil) of solar related to a renewable energy developer in India with 524 MW of operating and 2.5 GW of under construction projects acquired in 2024. Includes $3 million (2023: nil) related to a 341 MW of operating and 2.2 GW of under construction distributed generation assets in South Korea acquired in 2024.
(5)Goodwill related to the Colombia hydroelectric segment was created as a result of recording the deferred tax liabilities assumed in the purchase price allocations of business combinations. The deferred tax liabilities are measured in accordance with IAS 12 in the purchase price allocations rather than at fair value. As a result, the goodwill recorded does not represent ‘core’ goodwill, but rather goodwill created as a result of accounting concepts or ‘non-core’ goodwill in order to avoid an immediate impairment of this ‘non-core’ goodwill.